Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 208,479	$ 156,074
Short-term bank deposits and restricted deposits	16,447	3,126
Available-for-sale marketable securities	0	13,371
Trade and unbilled receivables and contract assets, net	1,712,915	1,406,563
Other receivables and prepaid expenses	199,148	128,946
Inventories, net	1,141,996	902,954
Total current assets	3,278,985	2,611,034
LONG-TERM INVESTMENTS AND RECEIVABLES:
Investments in affiliated companies, partnerships and other companies	196,180	172,338
Long-term trade and unbilled receivables and contract assets	297,145	295,396
Grants Receivable, Noncurrent	365,436	0
Long-term bank deposits and other receivables	42,962	38,082
Deferred income taxes, net	42,804	51,358
Severance pay fund	278,732	298,590
Total long-term investments and receivables	1,223,259	855,764
PROPERTY, PLANT AND EQUIPMENT, NET	686,620	495,716
GOODWILL	1,022,624	646,715
OTHER INTANGIBLE ASSETS, NET	239,297	105,688
Total assets	6,450,785	4,714,917
CURRENT LIABILITIES:
Short-term bank credit and loans	208,821	133,750
Current maturities of long-term loans and Series A Notes	62,546	67,556
Trade payables	776,100	633,689
Other payables and accrued expenses	1,081,992	835,394
Contract liabilities (customer advances)	780,994	418,560
Total current liabilities	2,910,453	2,088,949
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	467,649	119,514
Series A Notes, net of current maturities	56,303	124,865
Employee benefit liabilities	736,798	413,117
Deferred income taxes and tax liabilities, net	78,677	68,159
Contract liabilities (customer advances)	175,890	133,649
Other long-term liabilities	170,607	48,692
Total long-term Liabilities	1,685,924	907,996
Share Capital:
Ordinary shares of 1 New Israeli Shekels (“NIS”) par value each; Authorized – 80,000,000 shares as of December 31, 2018 and 2017; Issued 44,162,103 and 44,159,951 shares as of December 31, 2018 and 2017, respectively; Outstanding 42,753,182 and 42,751,030 shares as of December 31, 2018 and 2017, respectively	12,348	12,347
Additional paid-in capital	263,556	262,122
Treasury shares – 1,408,921 as of December 31, 2018 and 2017	(40,428)	(40,428)
Accumulated other comprehensive loss	(94,944)	(87,652)
Retained earnings	1,691,921	1,561,921
Total Elbit Systems Ltd. equity	1,832,453	1,708,310
Non-controlling interests	21,955	9,662
Total equity	1,854,408	1,717,972
TOTAL LIABILITIES AND EQUITY	$ 6,450,785	$ 4,714,917